Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Net of issuance costs	$ 6,033		$ 69,528
Common Stock [Member]
Net of issuance costs	$ 6,033		23,762
Preferred Stock [Member]
Net of issuance costs		$ 35,920	$ 69,528